General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and administrative expenses
Schedule of general and administrative expenses
	2024	2023	2022
	US $ in millions

Salaries and related expenses	211.2	185.5	238.8
Office equipment and maintenance	28.5	25.2	22.1
Depreciation and amortization	12.3	22.0	26.0
Consulting, legal fees and insurance	16.7	19.8	22.4
Advertising expenses	7.2	8.0	6.8
Travel and vehicle expenses	3.7	3.8	5.7
Other	16.5	16.4	16.5
	296.1	280.7	338.3